Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

Numerous subsequent events disclosures are being made elsewhere in this interim condensed consolidated financial statements. Subsequent events have been reviewed through the date of filing and required no adjustments or disclosures.